Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies on the Timing of Option Awards. Item 402(x) of Regulation S-K under the Exchange Act requires us to discuss our policies and practices on the timing of awards of options in relation to the disclosure by us of material non-public information. We do not grant stock options or similar awards and have not granted any such awards to our executive officers since 2018. Accordingly, we do not consider the release of material non-public information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Policies on the Timing of Option Awards. Item 402(x) of Regulation S-K under the Exchange Act requires us to discuss our policies and practices on the timing of awards of options in relation to the disclosure by us of material non-public information. We do not grant stock options or similar awards and have not granted any such awards to our executive officers since 2018. Accordingly, we do not consider the release of material non-public information in relation to the grant of such awards and do not time such release for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false